Earnings Per Common Share ("EPS") (Schedule of Calculation of Numerator and Denominator in Basic and Diluted Earnings Per Share) (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Distributed earnings allocated to common stockholders	$ 17,293	$ 12,661	$ 10,170
Undistributed earnings allocated to common stockholders	59,751	88,660	53,831
Net income available to common stockholders	$ 77,044	$ 101,321	$ 64,001
Denominator for basic EPS - weighted-average common shares	34,637	34,260	33,938
Effect of dilutive securities - stock options	251	222	152
Denominator for diluted EPS - weighted-average common shares and assumed conversions	34,888	34,482	34,090
Basic EPS	$ 2.22	$ 2.96	$ 1.89
Diluted EPS	$ 2.21	$ 2.94	$ 1.88